RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Related party	$ 212,864	$ 153,564	$ 678,146	$ 302,961	$ 648,831	$ 871,860
Management fees, Chief Executive Officer [Member]
Related party	58,000	36,000	203,000	72,000	156,000	205,750
Chief Technology Officer [Member]
Related party	58,000	36,000	203,000	72,000	156,000	558,010
Chief Administration Officer [Member]
Related party	45,000	30,000	165,000	60,000	276,252	20,000
Public relations [Member]
Related party					0	60,000
Office rent and expenses [Member]
Related party	12,801	12,501	29,020	20,835	$ 60,579	$ 28,000
stock Based Compensation [Member]
Related party	$ 39,063	$ 39,063	$ 78,126	$ 78,126